INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, net carrying amount (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Intangible assets
Balance at beginning of the year	$ 181,173,079	$ 176,893,136
Additions	3,491,507	15,494,190
Transfers & Disposals		(101,463)
Transfers, Disposals & Impairments	(10,251,976)
Subject to foreclosure	(89,619,466)
Amortization of the year	(10,173,384)	(11,154,731)
Foreign currency translation	35,296	41,947
Balance at end of the year	74,655,056	181,173,079
Impairment loss of the net carrying amount total	$ 15,584,021
Goodwill allocated to Bioceres Crops CGU		7,500,000
Percentage of reasonably possible decrease in assumption of market share	5.00%
Percentage of reasonably possible increase in assumption of post-tax discount rate	2.00%
Intangible assets other than goodwill
Intangible assets
Discount rate	8.00%
Weighted average cost of capital	2.00%
Minimum adopted period for cash flow projection	5 years
Intangible assets other than goodwill | Minimum
Intangible assets
Projected period for cash flow projections	8 years
Intangible assets other than goodwill | Maximum
Intangible assets
Projected period for cash flow projections	17 years
Natal Agro S.R.L.
Intangible assets
Disposals related to assets	$ 2,217,985
Discontinued operations
Intangible assets
Amortization of the year	(3,630,043)	(5,041,228)
HB4 technology and breeding program
Intangible assets
Balance at beginning of the year	36,464,171	35,574,371
Additions	767,710	3,164,283
Transfers, Disposals & Impairments	(5,620,765)
Amortization of the year	(2,309,306)	(2,274,483)
Balance at end of the year	29,301,810	36,464,171
Write-down on intangible assets	5,600,000
Estimated recoverable amount	29,300,000
Additional impairment loss of carrying amount	4,600,000
Integrated seed products
Intangible assets
Balance at beginning of the year	2,526,410	2,681,826
Transfers, Disposals & Impairments	(2,383,280)
Amortization of the year	(143,130)	(194,339)
Foreign currency translation		38,923
Balance at end of the year		2,526,410
Write-down on intangible assets	2,400,000
Goodwill allocated to Bioceres Crops CGU	7,500,000
Microbiological products
Intangible assets
Balance at beginning of the year	43,570,818	41,187,249
Additions	130,207	286,665
Transfers & Disposals		3,605,198
Subject to foreclosure	(38,485,408)
Amortization of the year	(2,394,879)	(1,511,420)
Foreign currency translation	35,519	3,126
Balance at end of the year	2,856,256	43,570,818
Microbiological products in progress
Intangible assets
Balance at beginning of the year	11,909,700	10,452,861
Additions	2,503,821	5,163,500
Transfers & Disposals		(3,706,661)
Transfers, Disposals & Impairments	(2,602)
Subject to foreclosure	(8,187,674)
Balance at end of the year	6,223,245	11,909,700
Trademarks and patents
Intangible assets
Balance at beginning of the year	43,983,868	48,028,369
Additions	35,369	158,557
Transfers & Disposals		(122,305)
Subject to foreclosure	(41,664,092)
Amortization of the year	(1,889,733)	(4,080,753)
Balance at end of the year	465,413	43,983,868
Trademarks and patents with indefinite useful lives
Intangible assets
Balance at beginning of the year	10,045,294	9,922,989
Transfers & Disposals		122,305
Transfers, Disposals & Impairments	(2,217,985)
Balance at end of the year	7,827,309	10,045,294
Software
Intangible assets
Balance at beginning of the year	1,313,947	1,827,983
Additions	6,794	16,222
Transfers & Disposals		146,839
Transfers, Disposals & Impairments	473,673
Amortization of the year	(1,112,210)	(676,995)
Foreign currency translation	(223)	(102)
Balance at end of the year	681,981	1,313,947
Software in progress
Intangible assets
Balance at beginning of the year	609,953	580,728
Additions	47,606	176,064
Transfers & Disposals		(146,839)
Transfers, Disposals & Impairments	(501,017)
Balance at end of the year	156,542	609,953
Customer loyalty
Intangible assets
Balance at beginning of the year	20,268,101	21,636,760
Subject to foreclosure	(1,282,292)
Amortization of the year	(1,276,044)	(1,368,659)
Balance at end of the year	17,709,765	20,268,101
RG/RS/OX Wheat
Intangible assets
Balance at beginning of the year	10,480,817	5,000,000
Additions		6,528,899
Amortization of the year	(1,048,082)	(1,048,082)
Balance at end of the year	$ 9,432,735	$ 10,480,817